Shareholder Report, Average Annual Return (Details)			12 Months Ended		60 Months Ended	71 Months Ended	112 Months Ended	120 Months Ended
	Dec. 10, 2018	Jun. 30, 2015	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000132089
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Kopernik Global All-Cap Fund, Class I Shares
C000157593
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kopernik International Fund, Class I Shares
C000157592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kopernik International Fund, Investor Shares
Without Sales Load [Member] | C000132088
Average Annual Return [Line Items]
Average Annual Return, Percent			12.27%		13.13%			8.47%
Without Sales Load [Member] | C000132089
Average Annual Return [Line Items]
Average Annual Return, Percent			12.51%		13.39%			8.72%
Without Sales Load [Member] | C000157593
Average Annual Return [Line Items]
Average Annual Return, Percent			10.14%		8.43%		7.29%
Without Sales Load [Member] | C000157592
Average Annual Return [Line Items]
Average Annual Return, Percent			9.83%		8.15%	8.55%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent			32.79%		11.08%			9.06%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent			32.79%		11.08%			9.06%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent			24.33%		5.78%		5.03%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent			24.33%		5.78%	7.36%